Business Segment Information (Components of Segment Sales and Operating Revenue) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	¥ 8,543,982	¥ 7,603,250	¥ 8,105,712
Game & Network Services
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	1,848,298	1,581,568	1,479,775
Music
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	784,792	630,767	602,564
Pictures
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	1,010,173	901,230	935,827
Home Entertainment & Sound
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	1,221,734	1,034,215	1,155,085
Imaging Products & Solutions
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	647,163	571,499	677,231
Mobile Communications
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	713,916	752,688	1,121,925
Semiconductors
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	726,892	659,779	599,430
Financial Services
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	1,221,235	1,080,284	1,066,319
All Other
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	351,527	375,116	435,668
Intersegment | Game & Network Services
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	95,514	68,231	72,118
Intersegment | Music
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	15,203	16,891	16,675
Intersegment | Pictures
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	894	1,899	2,315
Intersegment | Home Entertainment & Sound
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	999	4,789	3,957
Intersegment | Imaging Products & Solutions
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	8,729	8,134	6,724
Intersegment | Mobile Communications
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	9,826	6,457	5,548
Intersegment | Semiconductors
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	123,118	113,344	139,629
Intersegment | Financial Services
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	7,142	7,220	6,750
Intersegment | All Other
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	55,647	75,334	104,526
Operating Segments | Game & Network Services
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	1,943,812	1,649,799	1,551,893
Operating Segments | Music
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	799,995	647,658	619,239
Operating Segments | Pictures
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	1,011,067	903,129	938,142
Operating Segments | Home Entertainment & Sound
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	1,222,733	1,039,004	1,159,042
Operating Segments | Imaging Products & Solutions
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	655,892	579,633	683,955
Operating Segments | Mobile Communications
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	723,742	759,145	1,127,473
Operating Segments | Semiconductors
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	850,010	773,123	739,059
Operating Segments | Financial Services
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	1,228,377	1,087,504	1,073,069
Operating Segments | All Other
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	407,174	450,450	540,194
Corporate and Eliminations
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	¥ (298,820)	¥ (286,195)	¥ (326,354)